Note 13 - Segment Reporting Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Waste Management Services [Member] | Intersegment Eliminations [Member]
Revenues
Waste Management Services [Member] | Operating Segments [Member]
Revenues	$ 38,278	$ 38,603
Income (loss) before income taxes	1,758	2,899
Depreciation and amortization	646	506
Capital expenditures	10	3,112
Assets	22,575	19,381
Waste Management Services [Member]
Revenues	38,278	38,603
Golf And Related Operations [Member] | Intersegment Eliminations [Member]
Revenues	90	92
Golf And Related Operations [Member] | Operating Segments [Member]
Revenues	14,902	12,961
Income (loss) before income taxes	(26)	(1,175)
Depreciation and amortization	1,732	1,475
Capital expenditures	8,769	4,459
Assets	43,390	36,449
Golf And Related Operations [Member]
Revenues	14,812	12,869
Intersegment Eliminations [Member]
Revenues	(90)	(92)
Assets	(51,463)	(42,599)
Operating Segments [Member]
Revenues	53,180	51,564
Income (loss) before income taxes	1,732	1,724
Assets	$ 113,765	100,443
Corporate, Non-Segment [Member]
Interest income		1
Interest expense	$ (130)	(38)
Corporate other income, net	24	32
General corporate expenses	(2,789)	(2,904)
Depreciation and amortization	182	174
Capital expenditures	14	113
Assets	47,800	44,613
Revenues	53,090	51,472
Income (loss) before income taxes	$ (1,163)	(1,185)
Interest income		1
Interest expense	$ (147)	(58)
Corporate other income, net	286	268
Depreciation and amortization	2,560	2,155
Capital expenditures	8,523	7,684
Assets	$ 62,302	$ 57,844